Legal Proceedings and Contingent Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Legal Proceedings and Contingent Liabilities
Tax contingency related to transfer pricing audits included in tax accrual	$ 139	$ 140
Estimated additional tax contingency and transfer pricing liabilities	$ 226	$ 76